Prepayments, accrued income and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about prepayments, accrued income and other assets

	2022	2021
	£m	£m
Cash collateral and margin receivables	44,932	29,947
Settlement accounts	6,926	4,960
Bullion	3,464	2,253
Prepayments and accrued income	1,769	1,365
Property, plant and equipment	761	846
Right-of-use assets	166	251
Reinsurers’ share of liabilities under insurance contracts (Note 4)	140	146
Employee benefit assets (Note 5)	73	54
Endorsements and acceptances	243	196
Other accounts	2,905	3,100
At 31 Dec	61,379	43,118